Operating Costs And Expenses - Summary of Outsourced Services (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information of outsourced services [abstract]
Meter reading and bill delivery	R$ 129	R$ 142	R$ 140
Communication	80	66	55
Maintenance and conservation of electrical facilities and equipment	323	266	246
Building conservation and cleaning	110	108	97
Contracted labor	21	15	13
Freight and airfares	7	8	7
Accommodation and meals	12	13	13
Security services	20	23	25
Consultant	16	16	15
Maintenance and conservation of furniture and utensils	4	4	4
Information technology	59	62	49
Maintenance and conservation of vehicles	2	2	8
Disconnection and reconnection	62	35	7
Environmental services	14	11	19
Legal services	25	22	26
Legal procedural costs	2	3	4
Tree pruning	28	21	14
Cleaning of power line pathways	41	16	8
Copying and legal publications	21	23	16
Inspection of customer units	10	1	1
Printing of tax invoices and energy bills		3	3
Other expenses	101	114	97
Outsourced services	R$ 1,087	R$ 974	R$ 867